Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Condensed Consolidated Balance Sheets
Convertible preferred stock, par value (in dollars per share)				$ 0.001
Convertible preferred stock, shares authorized		4,939,946		4,939,946
Convertible preferred stock, shares issued		4,732,044	4,732,044	4,939,946	4,939,946	4,939,946	4,939,946
Convertible preferred stock, shares outstanding				4,939,946
Convertible preferred stock, liquidation preference value				$ 91,637
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.001		$ 0.001
Common stock, shares authorized	210,000,000	6,594,946		6,594,946
Common stock, shares issued	14,535,136			786,510
Common stock, shares outstanding	14,535,136			779,908